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                              GARTMORE MUTUAL FUNDS

                  Gartmore U.S. Growth Leaders Long-Short Fund
                 (formerly Gartmore Long-Short Equity Plus Fund)

                   Prospectus Supplement dated August 3, 2004
                        to Prospectus dated June 29, 2004

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

The following information replaces the table on page 10 in the section "PRIOR HISTORICAL PERFORMANCE OF THE PORTFOLIO MANAGER:"

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED
MAY 31, 2004

                                            1 YEAR              SINCE INCEPTION*

Leaders Long/Short Fund LLC                   6.65%                 7.26%

Leaders Long/Short Fund LDC                   6.48%                 7.22%

Citigroup 3-Month Treasury Bill Index         0.97%                 1.01%

* Inception March 1, 2003

     INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE
                                   REFERENCE.